INTANGIBLE ASSETS Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS
Impairment to license and IPRD	$ 0
Amortization expense relating to intangible assets	$ 11,737	$ 14,543	$ 18,239
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	8 years 8 months 15 days
Net carrying amount of intangible assets, not subject to amortization	$ 8,404	1,288
Licensing Agreements [Member]
INTANGIBLE ASSETS
Impairment to license and IPRD		$ 3,145